DEBT AND CREDIT AGREEMENTS - Summary of Outstanding Long-Term Debt (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023
Debt Instrument [Line Items]
Long-term debt, face amount	$ 19,045,000,000
Long-term debt, carrying amount	19,045,000,000	$ 17,495,000,000
Add: Net unamortized debt premiums	39,000,000	41,000,000
Add: Realized mark-to-market gain	0	3,000,000
Less: Unamortized deferred debt issuance costs	(67,000,000)	(60,000,000)
Total long-term debt	19,017,000,000	17,479,000,000
Proceeds from long-term debt offering	0	0
Interest Rate Swap
Debt Instrument [Line Items]
Add: Realized mark-to-market gain			$ 6,000,000
Fixed-to-floating interest-rate swap				$ 400,000,000
Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, face amount	18,620,000,000	17,070,000,000
Proceeds from long-term debt offering	2,700,000,000	2,750,000,000
Long-term debt repaid	$ 1,150,000,000	$ 700,000,000
1.76% Series 45 notes due 2025 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	1.76%	1.76%
Long-term debt, face amount	$ 0	$ 400,000,000
2.97% Series 40 notes due 2025 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	2.97%	2.97%
Long-term debt, face amount	$ 0	$ 350,000,000
5.54% Series 57 notes due 20251 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	5.54%	5.54%
Long-term debt, face amount	$ 0	$ 400,000,000
2.77% Series 35 notes due 2026 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	2.77%	2.77%
Long-term debt, face amount	$ 500,000,000	$ 500,000,000
Floating-Rate Series 56 Notes Due 2026 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, face amount	$ 425,000,000	$ 425,000,000
4.91% Series 52 notes due 2028 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.91%	4.91%
Long-term debt, face amount	$ 750,000,000	$ 750,000,000
3.02% Series 43 notes due 2029 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.02%	3.02%
Long-term debt, face amount	$ 550,000,000	$ 550,000,000
3.93% Series 53 notes due 2029 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.93%	3.93%
Long-term debt, face amount	$ 550,000,000	$ 550,000,000
2.16% Series 46 notes due 2030 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	2.16%	2.16%
Long-term debt, face amount	$ 400,000,000	$ 400,000,000
7.35% Debentures due 2030 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	7.35%	7.35%
Long-term debt, face amount	$ 400,000,000	$ 400,000,000
1.69% Series 49 notes due 2031 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	1.69%	1.69%
Long-term debt, face amount	$ 400,000,000	$ 400,000,000
2.23% Series 50 notes due 2031 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	2.23%	2.23%
Long-term debt, face amount	$ 450,000,000	$ 450,000,000
6.93% Series 2 notes due 2032 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	6.93%	6.93%
Long-term debt, face amount	$ 500,000,000	$ 500,000,000
3.94% Series 61 notes due 2032 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.94%	3.94%
Long-term debt, face amount	$ 450,000,000	$ 0
4.16% Series 54 notes due 2033 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.16%	4.16%
Long-term debt, face amount	$ 450,000,000	$ 450,000,000
3.90% Series 64 notes due 2033 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.90%	3.90%
Long-term debt, face amount	$ 1,200,000,000	$ 0
6.35% Series 4 notes due 2034 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	6.35%	6.35%
Long-term debt, face amount	$ 385,000,000	$ 385,000,000
4.39% Series 59 notes due 2034 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.39%	4.39%
Long-term debt, face amount	$ 550,000,000	$ 550,000,000
4.25% Series 60 notes due 2035 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.25%	4.25%
Long-term debt, face amount	$ 1,075,000,000	$ 1,075,000,000
4.30% Series 62 notes due 2035 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.30%	4.30%
Long-term debt, face amount	$ 300,000,000	$ 0
5.36% Series 9 notes due 2036 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	5.36%	5.36%
Long-term debt, face amount	$ 600,000,000	$ 600,000,000
4.89% Series 12 notes due 2037 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.89%	4.89%
Long-term debt, face amount	$ 400,000,000	$ 400,000,000
6.03% Series 17 notes due 2039 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	6.03%	6.03%
Long-term debt, face amount	$ 300,000,000	$ 300,000,000
5.49% Series 18 notes due 2040 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	5.49%	5.49%
Long-term debt, face amount	$ 500,000,000	$ 500,000,000
4.39% Series 23 notes due 2041 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.39%	4.39%
Long-term debt, face amount	$ 300,000,000	$ 300,000,000
6.59% Series 5 notes due 2043 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	6.59%	6.59%
Long-term debt, face amount	$ 315,000,000	$ 315,000,000
4.59% Series 29 notes due 2043 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.59%	4.59%
Long-term debt, face amount	$ 435,000,000	$ 435,000,000
4.17% Series 32 notes due 2044 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.17%	4.17%
Long-term debt, face amount	$ 350,000,000	$ 350,000,000
5.00% Series 11 notes due 2046 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	5.00%	5.00%
Long-term debt, face amount	$ 325,000,000	$ 325,000,000
3.91% Series 36 notes due 2046 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.91%	3.91%
Long-term debt, face amount	$ 350,000,000	$ 350,000,000
3.72% Series 38 notes due 2047 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.72%	3.72%
Long-term debt, face amount	$ 450,000,000	$ 450,000,000
3.63% Series 41 notes due 2049 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.63%	3.63%
Long-term debt, face amount	$ 750,000,000	$ 750,000,000
2.71% Series 47 notes due 2050 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	2.71%	2.71%
Long-term debt, face amount	$ 500,000,000	$ 500,000,000
3.64% Series 44 notes due 2050 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.64%	3.64%
Long-term debt, face amount	$ 250,000,000	$ 250,000,000
3.10% Series 51 notes due 2051 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.10%	3.10%
Long-term debt, face amount	$ 450,000,000	$ 450,000,000
4.00% Series 24 notes due 2051 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.00%	4.00%
Long-term debt, face amount	$ 225,000,000	$ 225,000,000
4.46% Series 55 notes due 2053 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.46%	4.46%
Long-term debt, face amount	$ 675,000,000	$ 675,000,000
4.85% Series 58 notes due 2054 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.85%	4.85%
Long-term debt, face amount	$ 1,000,000,000	$ 1,000,000,000
4.95% Series 63 notes due 2055 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.95%	4.95%
Long-term debt, face amount	$ 350,000,000	$ 0
4.80% Series 65 notes due 2056 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.80%	4.80%
Long-term debt, face amount	$ 400,000,000	$ 0
3.79% Series 26 notes due 2062 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	3.79%	3.79%
Long-term debt, face amount	$ 310,000,000	$ 310,000,000
4.29% Series 30 notes due 2064 | Medium Term Note Program
Debt Instrument [Line Items]
Long-term debt, interest rate	4.29%	4.29%
Long-term debt, face amount	$ 50,000,000	$ 50,000,000
1.41% Series 2020-1 Notes Due 2027
Debt Instrument [Line Items]
Long-term debt, interest rate	1.41%	1.41%
Long-term debt, face amount	$ 425,000,000	$ 425,000,000
Universal Base Shelf Prospectus
Debt Instrument [Line Items]
Long-term debt, face amount	425,000,000	425,000,000
Proceeds from long-term debt offering	0	0
Long-term debt repaid	$ 0	$ 0
Series 57 Notes Due 2025 | Medium Term Note Program | Interest Rate Swap
Debt Instrument [Line Items]
Fixed-to-floating interest-rate swap				$ 400,000,000